Consolidated Balance Sheets (Parentheticals) (USD $)	May 31, 2011	May 31, 2010
Statement Of Financial Position Parenthetical [Line Items]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	15,000,000	15,000,000
Preferred stock, issued	0	0
Common Stock [Member]
Statement Of Financial Position Parenthetical [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	1,000,000,000	700,000,000
Common stock, issued	287,851,416	445,439,994
Common stock, outstanding	275,812,954	445,439,994
Common stock, Class A [Member]
Statement Of Financial Position Parenthetical [Line Items]
Common stock, par value	$ 0.01
Common stock, authorized	275,000,000
Common stock, issued	57,768,374
Common stock, outstanding	57,768,374
Common stock, Class B [Member]
Statement Of Financial Position Parenthetical [Line Items]
Common stock, par value	$ 0.01
Common stock, authorized	200,000,000
Common stock, issued	112,991,398
Common stock, outstanding	112,991,398